35. Liabilities from financing activities	12 Months Ended
Dec. 31, 2019
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities

35.Liabilities from financing activities

The changes in the liabilities of the Company’s financing activities are shown below for the years ended December 31, 2019 and 2018:

	2019
						Non-cash changes			Adjustment to profit
	Opening balance	Net cash flows (used in) from financing activities	Net cash flows from operating activities	Property, plant and equipment acquisition through financing and lease	Maintenance reserve	Escrow deposit	Initial adoption adjustment – IFRS 16	Gains (losses) recognized in other comprehensive income (loss)	Exchange rate variation, net	Interest accrued and cost amortization	Write-offs and Contractual amendment	Other results	Closing balance
Short and long-term debt	6,443,807	1,401,125	(444,006)	164,234	-	-	-	-	313,717	571,681	-	(40,717)	8,409,841
Leases	912,145	(1,617,677)	(23,304)	957,026	(6,498)	(476)	5,370,868	-	241,612	502,544	(283,460)	-	6,052,780
Derivatives	409,662	(407,322)	(43.008)	-	-	-	-	(94,527)	(13,946)	-	-	22,022	(127,119)

	2018
				Non-cash changes						Exchange rate variation, net
	Opening balance	Cash flow	Income for the year	Property, plant and equipment acquisition through financing	Disposal property, plant and equipment	Dividends provisioned through the subsidiary Smiles	Provision for interest on loans	Treasury shares sold	Gains on change in investment		Interest payments and loan cost	Other	Closing balance
Short and long-term debt	7,105,667	(536,888)	-	193,506	(805,081)	-	565,854	-		1,043,117	(481,708)	-	7,084,467
Other liabilities	143,473	(219,493)	-	-	-	238,879	-	-	-	-	-	(15,620)	147,239
Non-controlling interests from Smiles	412,013	875	305,669	-	-	(239,877)	-	-	561	-	-	820	480,061
Treasury shares	(4,168)	(15,929)	-	-	-	-	-	19,971	-	-	-	-	(126)
Shares to be issued	-	2,818	-	-	-	-	-	-	-	-	-	-	2,818
Capital stock	2,927,184	15,428	-	-	-	-	-	-	-	-	-	-	2,942,612

	2017
					Non-cash changes
	Opening balance	Cash flow	Income for the year	Property, plant and equipment acquisition through financing	Interest payments and loan cost	Exchange rate variation, net	Provision for interest on loans	Other	Closing balance
Short and long-term debt	6,379,220	612,396	-	63,066	(505,105)	68,895	502,529	(15,334)	7,105,667
Non-controlling interests from Smiles	293,247	(238,669)	359,025	-	-	-	-	(1,590)	412,013
Capital stock	2,924,492	2,169	-	-	-	-	-	523	2,927,184